CONVERTIBLE NOTES PAYABLE (Details 4)	3 Months Ended
Jan. 31, 2026 USD ($) shares
Debt Disclosure [Abstract]
Convertible note – Newlan law firm	$ 59,867
Less: Share issued for conversion | shares	(47,446)
Gain on fair value of convertible note	$ 12,421